Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Components of Related Party Revenues and Expenses	Condition.
The following table shows the components of related party income and expenses related to the TSA and sublease agreements included in the Consolidated Statements of Operations for the periods presented.

	Year Ended December 31,
	2021	2020	2019
Related party income
TSA income - Compensation related	$3,165	$3,837	$4,280
TSA income - Non-compensation related	659	1,484	1,164
Sublease income	2,957	3,942	3,366
Total related party income	$6,781	$9,263	$8,810
Related party expenses
TSA compensation expense(1)	$134	$176	$588
TSA non-compensation expense(2)	—	110	24
	$134	$286	$612
__________________
(1)TSA compensation expense is included in Compensation and benefits in the Consolidated Statements of Operations.
(2)TSA non-compensation expense is included in various financial statement line items in the Consolidated Statements of Operations.
Schedule of Estimated Payments Under Tax Receivable Agreement	The Company expects to make the following payments with respect to the tax receivable agreement, which may differ significantly from actual payments made:

Years Ending:	Estimated Payments Under Tax Receivable Agreement
2022	$432
2023	746
2024	757
2025	775
2026	791
Thereafter	10,607
Total payments	$14,108